Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 504,544	$ 17,786	$ 555,704
Liquidity Risk [Member] | Operations Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	72,858		65,756
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,997		3,065
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	69,246		60,804
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total			1,827
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,498		23
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	117		37
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	40,090		17,170
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,552		2,198
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	38,402		13,110
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total			1,827
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	53		16
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	83		19
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,516		19,913
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	156		334
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,283		19,562
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	49		6
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	28		11
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,406		3,939
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	69		146
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,280		3,786
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	51		1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6		6
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	338		2,477
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	219		1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	65		2,475
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total			1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,508		22,257
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1		386
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	216		21,871
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,291
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	421,426		496,707
Liquidity Risk [Member] | Operations Center in Israel [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	25,954		22,244
Liquidity Risk [Member] | Operations Center in Israel [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	367,801		467,469
Liquidity Risk [Member] | Operations Center in Israel [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20,512		68
Liquidity Risk [Member] | Operations Center in Israel [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,139		6,892
Liquidity Risk [Member] | Operations Center in Israel [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20		34
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	89,749		93,115
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	25,507		21,614
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	53,289		67,151
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,238		34
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,695		4,282
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20		34
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	59,627		56,675
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	346		426
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54,401		54,850
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,026		34
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	854		1,365
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	97,549		59,066
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	61		204
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	94,044		58,112
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,854
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	590		750
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	44,877		91,728
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	43,051		91,233
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,806
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total			495
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	129,624		196,123
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Borrowings (excluding finance leases liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	123,016		196,123
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,588
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total